Non-current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	€ 22,974	€ 23,286	€ 25,320
Other assets	9,766	8,447	7,675
Total non-current assets held for sale	15,280	5,772	5,646
Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Tangible assets	11,661	5,743	5,623
Foreclosed assets	11,566	5,640	5,533
Other tangible assets held for sale	95	103	90
Other assets	3,619	29	23
Total non-current assets held for sale	15,280	5,772	5,646
Banco Popular Espanol, S.A. | Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Foreclosed assets	5,943
Spain | Non-current assets held for sale
Gains Or Losses On Assets Held For Sale [Line Items]
Foreclosed assets	€ 10,533	€ 4,902	€ 4,983